Financial Instruments With Off-Balance Sheet Risk And Financial Instruments With Concentrations Of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Schedule of off-balance sheet financial instruments with credit risk
The total amounts of off-balance sheet financial instruments with credit risk were as follows:

December 31 (In thousands)	2017	2016
Loan commitments	$893,205	$912,007
Standby letters of credit	13,421	13,746